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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------

Check here if Amendment [ ];  Amendment Number: ____
    This Amendment (Check only one.):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bedford Oak Partners, L.P.
Address: 100 South Bedford Road
         Mt. Kisco, New York, 10549

Form 13F File Number: 28-______________________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Dennis H. Javer
Title:   Chief Financial Officer of Bedford Oak Management, LLC,
         General Partner of Bedford Oak Partners, L.P.
Phone:   (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                    Mt. Kisco, New York      February 4, 2000
---------------------------------      -------------------      ----------------
[Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 116

Form 13F Information Table Value Total: $215,094 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
Form 13F File Number 28-__________________
Name:  Bedford Oak Advisors, LLC

No. 2
Form 13F File Number 28-__________________
Name:  Harvey P. Eisen



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
                                                     FORM 13F INFORMATION TABLE

Column                          Column  Column     Column           Column          Column     Column            Column
  1                               2       3          4                5               6          7                 8

                                Title                                                                       Voting Authority
                                 of                Value    Shares or  SH/  Put/  Investment   Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  discretion  Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Acceptance Insurance             COM   004308102   1604       279000    SH         DEFINED      1,2      279000
Actuate Corp.                    COM   00508B102   1372        32000    SH         DEFINED      1,2       32000
Adelphia Communications          COM   006848105    656        10000    SH         DEFINED      1,2       10000
Advanced Polymer Systems         COM   00754G102    397       115600    SH         DEFINED      1,2      115600
Aflac, Inc,                      COM   001055102   1180        25000    SH         DEFINED      1,2       25000
Antec Corp.                      COM   03664P105    912        25000    SH         DEFINED      1,2       25000
Atmel Corp                       COM   049513104   1774        60000    SH         DEFINED      1,2       60000
Avatex                           COM   05349F402   1206       877000    SH         DEFINED      1,2      877000
Aware                            COM   05453N100   3637       100000    SH         DEFINED      1,2      100000
Ballantyne of Omaha              COM   058516105   2185       380000    SH         DEFINED      1,2      380000
Bradlees                         COM   104499207   1770       208200    SH         DEFINED      1,2      208200
Broadwing (formerly CSN)         COM   111620100   1844        50000    SH         DEFINED      1,2       50000
Cabletron Systems                COM   126920107   1300        50000    SH         DEFINED      1,2       50000
Cache                            COM   127150308   1231       189400    SH         DEFINED      1,2      189400
Cadence                          COM   127387108   2160        90000    SH         DEFINED      1,2       90000
Capital Trust                    COM   14052H100   3189       637800    SH         DEFINED      1,2      637800
Carnival Cruise Corp.            COM   143658102   2391        50000    SH         DEFINED      1,2       50000
Carreker-Antinori                COM   144433109    680        75000    SH         DEFINED      1,2       75000
Cell Genesys                     COM   150921104   2498       195000    SH         DEFINED      1,2      195000
Cendant Corp.                    COM   151313103   8367       315000    SH         DEFINED      1,2      315000
Ciena                            COM   171779101   4025        70000    SH         DEFINED      1,2       70000
Citizens Utilities               COM   177342201    567        40000    SH         DEFINED      1,2       40000
Coinstar                         COM   19259P300   1050        75000    SH         DEFINED      1,2       75000
Computer Learning Centers        COM   205199102    169        70300    SH         DEFINED      1,2       70300
Compuware                        COM   205638109   1117        30000    SH         DEFINED      1,2       30000
Concentric Network               COM   20589R107    616        20000    SH         DEFINED      1,2       20000
Coram Health                     COM   218103109   1615      1615000    SH         DEFINED      1,2     1615000
Core Inc.                        COM   21867P102   1673       175000    SH         DEFINED      1,2      175000
Cotton States Life               COM   221774102    893       103500    SH         DEFINED      1,2      103500
Coyote Network Systems           COM   22406P108    544       100000    SH         DEFINED      1,2      100000
Cylink Corp                      COM   232565101    337        25000    SH         DEFINED      1,2       25000
Cyrk Inc.                        COM   232817106   1031        86800    SH         DEFINED      1,2       86800
DBT Online                       COM   233044106    972        40000    SH         DEFINED      1,2       40000
DRS Technologies                 COM   23330X100   1540       160000    SH         DEFINED      1,2      160000
Danielson Holding 150,000 Unre   COM   236274106   1725       300000    SH         DEFINED      1,2      300000
Data Broadcasting                COM   237596101   5981       725000    SH         DEFINED      1,2      725000
Davel                            COM   238341101    917       193000    SH         DEFINED      1,2      193000
Day Runner                       COM   239545106    898       230000    SH         DEFINED      1,2      230000
Denbury Resources                COM   247916208    642       151000    SH         DEFINED      1,2      151000
Federal Agricultural Mortgage    COM   313148306   2725       135000    SH         DEFINED      1,2      135000
Foremost                         COM   345469100   4256       150000    SH         DEFINED      1,2      150000
Forest Laboratories              COM   345838106   3072        50000    SH         DEFINED      1,2       50000
Franklin Resources               COM   354613101   1603        50000    SH         DEFINED      1,2       50000
Gemstar                          COM   G3788V106   9975       140000    SH         DEFINED      1,2      140000
Gen Datacom                      COM   369487103    503        76000    SH         DEFINED      1,2       76000
Genesis Microchip                COM   371933102    634        30000    SH         DEFINED      1,2       30000
Giant Group                      COM   374503100    482       137700    SH         DEFINED      1,2      137700
Global Crossing                  COM   G3921A100   4500        90000    SH         DEFINED      1,2       90000
Globalstar                       COM   379364706  11000       250000    SH         DEFINED      1,2      250000
Grand Union Co.                  COM   386532402    683        67500    SH         DEFINED      1,2       67500
H&R Block                        COM   093671105   7656       175000    SH         DEFINED      1,2      175000
Handleman                        COM   410252100   2009       150200    SH         DEFINED      1,2      150200



Home Products Int'l              COM   437305105    597        57500    SH         DEFINED      1,2       57500
IBIS Technology                  COM   450909106    496        10000    SH         DEFINED      1,2       10000
IBM                              COM   459200101   5394        50000    SH         DEFINED      1,2       50000
ICG Communications               COM   449246107    937        50000    SH         DEFINED      1,2       50000
ITI Technologies                 COM   450564109   1083        36100    SH         DEFINED      1,2       36100
Inamed                           COM   453235103   1259        28700    SH         DEFINED      1,2       28700
Intelidata                       COM   45814T107    781       188000    SH         DEFINED      1,2      188000
Intermedia Communications        COM   458801107    582        15000    SH         DEFINED      1,2       15000
Jackpot Ent                      COM   466392107   3261       392300    SH         DEFINED      1,2      392300
KYOCERA CORP ADR                 COM   501556203    210          800    SH         DEFINED      1,2         800
Kemet Corp                       COM   488360108    676        15000    SH         DEFINED      1,2       15000
Leggett & Platt                  COM   524660107   2144       100000    SH         DEFINED      1,2      100000
Leucadia National                COM   527288104   2428       105000    SH         DEFINED      1,2      105000
Level 3                          COM   52729N100   1637        20000    SH         DEFINED      1,2       20000
Liberty Media                    COM   001957208   1704        30000    SH         DEFINED      1,2       30000
Limited                          COM   532716107   2603        60100    SH         DEFINED      1,2       60100
Loral Space                      COM   G56462107   6078       250000    SH         DEFINED      1,2      250000
Lucent                           COM   549463107   1500        20000    SH         DEFINED      1,2       20000
MCI WorldCom                     COM   55268B106   2388        45000    SH         DEFINED      1,2       45000
Maribma                          COM   56781Q109    921        20000    SH         DEFINED      1,2       20000
Masttec                          COM   576323109    890        20000    SH         DEFINED      1,2       20000
Medical Manager                  COM   58461U103   5055        60000    SH         DEFINED      1,2       60000
Metricom Inc.                    COM   591596101   3145        40000    SH         DEFINED      1,2       40000
Metromedia Fiber                 COM   591689104    959        20000    SH         DEFINED      1,2       20000
Mueller Ind                      COM   624756102    725        20000    SH         DEFINED      1,2       20000
Network Plus Corp.               COM   64122D506    420        20000    SH         DEFINED      1,2       20000
Newsedge Corp                    COM   65249Q106    467        40000    SH         DEFINED      1,2       40000
Nextlink                         COM   65333H707   1661        20000    SH         DEFINED      1,2       20000
North American Vaccine           COM   657201109    630       140000    SH         DEFINED      1,2      140000
Novell                           COM   670006105   3195        80000    SH         DEFINED      1,2       80000
Paravant Companies               COM   699376109   1095       302000    SH         DEFINED      1,2      302000
Park Place Entertainment         COM   700690100    625        50000    SH         DEFINED      1,2       50000
Phoenix Technologies             COM   719153108   1818       115000    SH         DEFINED      1,2      115000
Plains Resources                 COM   726540503   2944       235500    SH         DEFINED      1,2      235500
Primus Tech                      COM   741929103    765        20000    SH         DEFINED      1,2       20000
Protection One                   COM   743663304    785       405000    SH         DEFINED      1,2      405000
Qwest Communication              COM   749121109   2150        50000    SH         DEFINED      1,2       50000
RCN Corp.                        COM   749361101   1940        40000    SH         DEFINED      1,2       40000
Ramco Energy                     COM   75144Q101    656       105000    SH         DEFINED      1,2      105000
Research In Motion               COM   760975102    462        10000    SH         DEFINED      1,2       10000
Right Start                      COM   766574206   4488       213700    SH         DEFINED      1,2      213700
S3 Communications                COM   784849101    578        50000    SH         DEFINED      1,2       50000
Sepracor                         COM   817315104    992        10000    SH         DEFINED      1,2       10000
Smith Gardner & Assoc            COM   832059109    853        50000    SH         DEFINED      1,2       50000
Splitrock Services               COM   848636304    994        50000    SH         DEFINED      1,2       50000
Spyglass                         COM   852192103   2655        70000    SH         DEFINED      1,2       70000
Strouds Inc.                     COM   863451100   1505       651000    SH         DEFINED      1,2      651000
Systems & Computer Tech Corp     COM   871873105    406        25000    SH         DEFINED      1,2       25000
TCI Sattelite Ent.               COM   872298104   3920       245000    SH         DEFINED      1,2      245000
Terayon Communications           COM   880775101   1570        25000    SH         DEFINED      1,2       25000
Tosco                            COM   891490302   2039        75000    SH         DEFINED      1,2       75000
US Industries                    COM   912080108    490        35000    SH         DEFINED      1,2       35000
Univision Comm                   COM   914906102    204         2000    SH         DEFINED      1,2        2000
Viad Corp.                       COM   92552R109   1394        50000    SH         DEFINED      1,2       50000
Viatel Inc.                      COM   925529208   1072        20000    SH         DEFINED      1,2       20000
Westpoint Stevens                COM   961238102   2625       150000    SH         DEFINED      1,2      150000
Whitman Educational Group        COM   966524100   1986       722050    SH         DEFINED      1,2      722050
Wind River Systems               COM   973149107   1831        50000    SH         DEFINED      1,2       50000
Windstar Communications          COM   975515107   1505        20000    SH         DEFINED      1,2       20000
World Access                     COM   98141A101    481        25000    SH         DEFINED      1,2       25000
Itochu Corp.                     COM   6467803       50        10000    SH         DEFINED      1,2       10000

KYOCERA CORP                     COM   6499260      362         1400    SH         DEFINED      1,2        1400
Marubeni Corp                    COM   6569464       97        23000    SH         DEFINED      1,2       23000
Mitsubishi Electric Corp.        COM   6597045      161        25000    SH         DEFINED      1,2       25000

REPORT SUMMARY               116 DATA RECORDS    215094                  2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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